Net Income Per Share - Schedule of Computation of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024
Numerator:
Numerator for basic net income per share (in Dollars)	$ 1,775	$ 123	$ 1,884		$ 216
Numerator for diluted net income per share (in Dollars)			$ 1,884		$ 216
Denominator:
Denominator for basic net income per share weighted average ordinary shares outstanding (in Shares)	57,127,524	57,127,524	57,127,524		57,127,524
Denominator for diluted net income per share weighted average ordinary shares outstanding (in Shares)	57,127,524	57,127,524	57,127,524		57,127,524
Basic net income per share	$ 0.0311	$ 0.0022	$ 0.033		$ 0.0038
Diluted net income per share	0.0311	0.0022	0.033		0.0038
American Depositary Shares
Denominator:
Basic net income per share	0.622	0.044	0.66	[1]	0.076	[1]
Diluted net income per share	$ 0.622	$ 0.044	$ 0.66	[1]	$ 0.076	[1]

[1]	In February 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.